Intangible Assets, Net - Schedule of Future Amortization of Intangible Asset (Details) - Finite-Lived Intangible Assets [Member]	Jun. 30, 2025 USD ($)
Finite-Lived Intangible Assets [Line Items]
2025	$ 1,548
2026	3,095
2027	3,095
2028	3,095
2029	3,095
2029 and thereafter	54,322
Total	$ 68,250